Related Party Transactions (Details) - Schedule of Outstanding Balance Due from/to Related Parties - CNY (¥) ¥ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties		¥ 29,116	¥ 47,394
Due from Beijing Baichuan Insurance Brokerage Co., Ltd. [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties	[1]	29,116	23,008
Other receivable from Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties	[2]		2,000
Loan receivable from BaichuanXianghai Technology Co., Ltd. [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties			11,886
Loan receivable from Beijing Baichuan Insurance Brokerage Co. Ltd. [Member]
Schedule of Outstanding Balance Due from/to Related Parties [Line Items]
Due from related parties			¥ 10,500

[1]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 18).
[2]	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 18), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.